Business Segment Data - Additional Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating divisions																	4
Number of reportable operating segments																	5
Bonus costs							$ 19,800,000
Closing costs									900,000						2,200,000
Loss on divestiture of operations	(5,994,000)	[1]	(65,016,000)	[1]	(10,852,000)	[1]	(2,025,000)	[1]	(939,000)	[1]	(2,280,000)	[1]	(356,000)	[1]	(1,170,000)	[1]	(83,887,000)	(4,745,000)
Litigation charges	7,000,000		23,800,000										5,000,000
Severance and retirement cost	3,700,000		1,900,000						3,400,000
Debt restructuring cost			600,000		1,400,000
Rent																	311,526,000	303,564,000	276,540,000
Interest expense																	108,009,000	107,825,000	80,841,000
Senior Notes
Segment Reporting Information [Line Items]
Interest expense																	1,500,000
Vibra Facilities
Segment Reporting Information [Line Items]
Loss on divestiture of operations																	73,700,000
Rent																		12,000,000
Operating Income
Segment Reporting Information [Line Items]
Bonus costs																	19,800,000
Operating Income | Hospitals
Segment Reporting Information [Line Items]
Bonus costs																	7,800,000
Operating Income | Nursing Centers
Segment Reporting Information [Line Items]
Bonus costs																	4,600,000
Operating Income | Skilled Nursing And Hospital Rehabilitation Services
Segment Reporting Information [Line Items]
Bonus costs																	6,300,000
Operating Income | Skilled Nursing Rehabilitation Services
Segment Reporting Information [Line Items]
Bonus costs																	5,000,000
Operating Income | Hospital Rehabilitation Services
Segment Reporting Information [Line Items]
Bonus costs																	1,300,000
Operating Income | Home Health And Hospice
Segment Reporting Information [Line Items]
Bonus costs																	800,000
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Bonus costs																	300,000
Rent																	2,284,000	2,429,000	3,500,000
Corporate, Non-Segment | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Closing costs																		900,000
Severance costs																		200,000
Operating Segments
Segment Reporting Information [Line Items]
Rent																	311,526,000	303,564,000	276,540,000
Operating Segments | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Severance costs																		3,400,000
Operating Segments | Hospitals
Segment Reporting Information [Line Items]
Closing costs																	1,100,000
Employment-related lawsuits																	5,000,000
Severance costs																	2,500,000
Rent																	202,187,000	200,380,000	175,754,000
Operating Segments | Hospitals | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Severance costs																		700,000
Operating Segments | Nursing Centers
Segment Reporting Information [Line Items]
Closing costs																		900,000
Rent																	97,122,000	92,033,000	89,308,000
Operating Segments | Nursing Centers | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Severance costs																		1,900,000
Operating Segments | Skilled Nursing And Hospital Rehabilitation Services
Segment Reporting Information [Line Items]
Severance and retirement cost																	1,500,000
Rent																	4,832,000	5,582,000	6,612,000
Operating Segments | Skilled Nursing And Hospital Rehabilitation Services | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Severance costs																		400,000
Operating Segments | Skilled Nursing Rehabilitation Services
Segment Reporting Information [Line Items]
Severance costs																		300,000
Litigation charges																	23,100,000
Severance and retirement cost																	100,000
Rent																	4,726,000	5,442,000	6,384,000
Operating Segments | Hospital Rehabilitation Services
Segment Reporting Information [Line Items]
Severance costs																		100,000
Severance and retirement cost																	1,400,000
Rent																	106,000	140,000	228,000
Operating Segments | Home Health And Hospice
Segment Reporting Information [Line Items]
Closing costs																	500,000
Severance and retirement cost																	700,000
Rent																	5,101,000	3,140,000	1,366,000
Operating Segments | Home Health And Hospice | Cost Reduction Initiative
Segment Reporting Information [Line Items]
Severance costs																		200,000
Operating Segments | Hospital Division
Segment Reporting Information [Line Items]
Closing costs																	6,000,000
Employment-related lawsuits																	7,700,000
Operating Segments | Corporate Segment
Segment Reporting Information [Line Items]
Severance and retirement cost																	3,400,000
Debt restructuring cost	500,000																500,000
Operating Segments | Vibra Facilities | Hospitals
Segment Reporting Information [Line Items]
Loss on divestiture of operations																			1,500,000
Operating Segments | TC hospital | Hospitals
Segment Reporting Information [Line Items]
Number of TC hospitals closed																		2
Rent																		$ 1,600,000

[1]	(a) See accompanying discussion of certain quarterly items.